Condensed Consolidated Balance Sheets - USD ($)	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Current assets:
Cash	$ 810,081	$ 837,134
Prepaid expenses and other current assets		137,094	$ 93,127
Prepaid expenses	30,257	85,801
Current assets held for sale	22,834	142,778
Total current assets	863,172	1,065,713	3,267,830
Property and equipment, net			29,632
Software in progress	110,000
Operating lease right of use asset			103,812
Other long-term assets
Long-term assets held for sale		15,606
Total assets	973,172	1,081,319	3,421,344
Current liabilities:
Accounts payable and accrued expenses	76,230	58,463
Operating lease liabilities, current			54,509
Note payable			65,040
Deferred revenue	9,700
Convertible notes payable	579,745
Notes payable, net	103,053
Current liabilities held for sale		23,615
Total current liabilities	768,728	82,078	271,972
Operating lease liabilities, long term			52,166
Total liabilities		82,078	324,138
Commitments and contingencies
Stockholders’ equity
Preferred stock value
Common stock, value	5,219	2,793	2,119
Additional paid-in capital	12,646,745	11,660,365	11,427,419
Accumulated deficit	(12,422,776)	(10,642,727)	(8,322,769)
Accumulated other comprehensive loss	(8,559)	(6,322)	(3,032)
Total stockholders’ equity - Mobile Global Esports Inc.	220,629	1,014,109	3,103,737
Non-controlling interest	(16,185)	(14,868)	(6,531)
Total stockholders’ equity	204,444	999,241	3,097,206
Total liabilities and stockholders’ equity	$ 973,172	1,081,319	3,421,344
Previously Reported
Current assets:
Cash		928,619	3,174,703
Other long-term assets		15,606	20,070
Current liabilities:
Accounts payable and accrued expenses		$ 82,078	$ 152,423